SUBSEQUENT EVENTS (Details Narrative) $ in Thousands				2 Months Ended	12 Months Ended
	Apr. 08, 2022 USD ($)	Apr. 02, 2022 USD ($)	Mar. 03, 2022 USD ($)	Feb. 17, 2022 USD ($) shares	Dec. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants					$ 12,580,314
Premium Nickel Resources [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired					10.00%
Non-adjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Borrowings			$ 1,000,000
Borrowings, maturity			April 30, 2022
Borrowings, interest rate			10.00%
Percentage of lender fee			3.00%
Non-adjusting Events After Reporting Period [Member] | Premium Nickel Resources [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired				9.80%
Number of common shares outstanding | shares				5.27
Non-adjusting Events After Reporting Period [Member] | Premium Nickel Resources [Member] | Shareholders [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired				25.00%
Percentage of outstanding common shares				75.00%
Non-adjusting Events After Reporting Period [Member] | Premium Nickel Resources [Member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired				15.00%
Proceeds from exercise of warrants				$ 10,000
Disposal of major subsidiary [member] | Paradigm Capital Inc [Member]
IfrsStatementLineItems [Line Items]
Total gross proceeds	$ 10,000,320	$ 5,000,000